Offerings - Offering: 1	Jan. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	2,753,094
Proposed Maximum Offering Price per Unit	27.445
Maximum Aggregate Offering Price	$ 75,558,664.83
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,434.65
Offering Note	Shares of common stock registered for resale pursuant to this registration statement are shares which are to be offered by the selling shareholder named herein. In the event of a stock split, stock dividend or recapitalization involving the common stock, the number of shares registered shall automatically be adjusted to cover the additional shares of common stock issuable pursuant to Rule 416 of the Securities Act of 1933, as amended. The proposed maximum offering price per unit is estimated in accordance with Rule 457(c) solely for purposes of calculating the registration fee. The proposed maximum offering price per unit and the maximum aggregate offering price are based on the average of the $27.72 (high) and $27.17 (low) sales price of the registrant's common stock as report on the NASDAQ Global Select Market on January 28, 2026, which date is within five business days prior to filing of this registration statement.